UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 October 22, 2003

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$1,092,305

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    37250  1153278 SH       SOLE                   715383            453085
                                                              2992    92660 SH       OTHER                                     92660
ALLSTATE CORP                  COM              020002101      314     8600 SH       SOLE                                       8600
                                                              1095    30000 SH       OTHER                                     30000
AMERICAN INTL GROUP INC        COM              026874107    43911   761033 SH       SOLE                   450418            319654
                                                              4428    76757 SH       OTHER                                     76757
AUTOMATIC DATA                 COM              053015103    37548  1047372 SH       SOLE                   621567            438030
                                                              4018   112087 SH       OTHER                                    112087
AVON PRODUCTS, INC.            COM              054303102    35732   553480 SH       SOLE                   323365            237715
                                                              3321    51447 SH       OTHER                                     51447
BANK NEW YORK INC              COM              064057102    44408  1525526 SH       SOLE                   833267            707899
                                                             12025   413111 SH       OTHER                                    413111
BIOMET INC                     COM              090613100    39663  1183977 SH       SOLE                   722882            477000
                                                              3552   106042 SH       OTHER                                    106042
CARDINAL HEALTH INC            COM              14149Y108    23979   410670 SH       SOLE                   274030            143050
                                                              1642    28130 SH       OTHER                                     28130
CINTAS CORP                    COM              172908105    37138  1003471 SH       SOLE                   581001            435220
                                                              3864   104413 SH       OTHER                                    104413
COCA COLA                      COM              191216100      244     5700 SH       SOLE                                       5700
                                                               315     7355 SH       OTHER                                      7355
COLGATE PALMOLIVE CO           COM              194162103    39060   698889 SH       SOLE                   417468            289176
                                                              3983    71273 SH       OTHER                                     71273
CONCORD EFS INC                COM              206197105     5050   369440 SH       SOLE                   227309            142986
                                                               147    10800 SH       OTHER                                     10800
COSTCO WHOLESALE CORP NEW      COM              22160K105    35142  1128163 SH       SOLE                   717493            426670
                                                              2983    95773 SH       OTHER                                     95773
DELL INC.                      COM              24702R101    44675  1336786 SH       SOLE                   833223            521037
                                                              3296    98635 SH       OTHER                                     98635
EMC CORP-MASS                  COM              268648102    31196  2470019 SH       SOLE                  1693994            812270
                                                              1010    79980 SH       OTHER                                     79980
FISERV, INC.                   COM              337738108    41840  1152938 SH       SOLE                   697118            470440
                                                              3375    93020 SH       OTHER                                     93020
GENERAL ELECTRIC CO            COM              369604103    34799  1167378 SH       SOLE                   818343            366340
                                                              2315    77673 SH       OTHER                                     77673
HARLEY-DAVIDSON INC            COM              412822108    50255  1042646 SH       SOLE                   581896            472605
                                                              4890   101467 SH       OTHER                                    101467
INTEL CORP                     COM              458140100    52444  1905703 SH       SOLE                  1090358            838049
                                                              7446   270583 SH       OTHER                                    270583
JOHNSON & JOHNSON              COM              478160104    36727   741669 SH       SOLE                   451323            301100
                                                              5535   111780 SH       OTHER                                    111780
MEDCO HEALTH SOLUTIONS         COM              58405U102     1398    53932 SH       SOLE                    26301             28631
                                                               173     6681 SH       OTHER                                      6681
MEDTRONIC INC                  COM              585055106    35813   763290 SH       SOLE                   431379            341323
                                                              3451    73569 SH       OTHER                                     73569
MERCK & CO INC                 COM              589331107    35193   695252 SH       SOLE                   403017            300644
                                                              4394    86821 SH       OTHER                                     86821
MICROSOFT CORP                 COM              594918104    54764  1969933 SH       SOLE                  1068550            924415
                                                             11010   396062 SH       OTHER                                    396062
MOLEX INC CL A                 COM              608554200    34890  1425831 SH       SOLE                   855209            589379
                                                              2595   106078 SH       OTHER                                    106078
OMNICOM GROUP INC              COM              681919106    38182   531422 SH       SOLE                   342639            195843
                                                              2949    41045 SH       OTHER                                     41045
PATTERSON DENTAL CO            COM              703412106    46430   806357 SH       SOLE                   470827            345430
                                                              4390    76245 SH       OTHER                                     76245
STATE STREET CORP              COM              857477103    41673   926074 SH       SOLE                   578180            359584
                                                              3245    72131 SH       OTHER                                     72131
WATERS CORP                    COM              941848103    25941   945728 SH       SOLE                   644773            312465
                                                              2179    79465 SH       OTHER                                     79465